Loans Receivable - Schedule of Credit Exposures by Internally Assigned Grades (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 238,322	$ 231,290
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	220,964	210,067
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,682	6,338
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15,676	14,885
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Residential Real Estate Multi-Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	37,857	33,472
Residential Real Estate Multi-Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	37,857	33,472
Residential Real Estate Multi-Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Residential Real Estate Multi-Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Residential Real Estate Multi-Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Residential Real Estate Multi-Family [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Residential Real Estate, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	44,327	46,418
Residential Real Estate, Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	40,874	41,138
Residential Real Estate, Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	382	4,477
Residential Real Estate, Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,071	803
Residential Real Estate, Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Residential Real Estate, Construction [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	77,366	81,077
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	63,532	65,696
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,283	1,334
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12,551	14,047
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial Real Estate [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial Real Estate, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	25,971	15,878
Commercial Real Estate, Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	25,971	15,878
Commercial Real Estate, Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial Real Estate, Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial Real Estate, Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial Real Estate, Construction [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	52,801	54,445
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	52,730	53,883
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	17	527
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	54	35
Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Commercial [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable